Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2015
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015
| QuantShares U.S. Market Neutral Momentum Fund | QuantShares U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOM
| QuantShares U.S. Market Neutral Value Fund | QuantShares U.S. Market Neutral Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHEP
| QuantShares U.S. Market Neutral Size Fund | QuantShares U.S. Market Neutral Size Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIZ
| QuantShares U.S. Market Neutral Anti-Beta Fund | QuantShares U.S. Market Neutral Anti-Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTAL
| QuantShares Hedged Dividend Income Fund | QuantShares Hedged Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVA
| QuantShares Equal Weighted Value Factor Fund | QuantShares Equal Weighted Value Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RVAL
| QuantShares Equal Weighted Low Beta Factor Fund | QuantShares Equal Weighted Low Beta Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LBET
| QuantShares Equal Weighted High Momentum Factor Fund | QuantShares Equal Weighted High Momentum Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMO